Earnings Per Share Information	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share Information

NOTE 13. EARNINGS PER SHARE INFORMATION

	Three months ended March 31
	2016		2015
(In millions; per-share amounts in dollars)	Diluted	Basic	Diluted	Basic

Amounts attributable to the Company:
Consolidated
Earnings from continuing operations for
per-share calculation(a)(b)	$496	$495	$(4,551)	$(4,551)
Preferred stock dividends	(289)	(289)	-	-
Earnings (loss) from continuing operations attributable to
common shareowners for per-share calculation(a)(b)	$207	$206	$(4,551)	$(4,551)
Earnings (loss) from discontinued operations
for per-share calculation(a)(b)	(308)	(308)	(9,028)	(9,028)
Net earnings (loss) attributable to GE common
shareowners for per-share calculation(a)(b)	$(102)	$(102)	$(13,576)	$(13,576)

Average equivalent shares
Shares of GE common stock outstanding	9,288	9,288	10,067	10,067
Employee compensation-related shares (including
stock options)	84	-	-	-
Total average equivalent shares	9,372	9,288	10,067	10,067

Per-share amounts
Earnings (loss) from continuing operations	$0.02	$0.02	$(0.45)	$(0.45)
Earnings (loss) from discontinued operations	(0.03)	(0.03)	(0.90)	(0.90)
Net earnings (loss)	(0.01)	(0.01)	(1.35)	(1.35)

  Our unvested restricted stock unit awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities. For the periods ended March 31, 2016 and 2015, pursuant to the two-class method, as a result of the excess of dividends in respect to current period earnings, losses were not allocated to the participating securities.
  Included an insignificant amount of dividend equivalents in each of the periods presented.

For the three months ended March 31, 2016, approximately 33 million of outstanding stock awards were not included in the computation of diluted earnings (loss) per share because their effect was antidilutive. As a result of the loss from continuing operations for the three months ended March 31, 2015, all of the outstanding stock awards, approximately 312 million, were not included in the computation of diluted earnings (loss) per share because their effect was antidilutive.

In March 2016, we entered into an ASR agreement to repurchase shares of GE common stock. See Note 12 for additional information. The initial delivery of approximately 54.7 million shares resulted in an immediate reduction of the outstanding shares used to calculate the weighted-average common shares outstanding for basic and diluted earnings per share. GE has determined that the forward contract, indexed to its own common stock, met all the criteria for equity classification. There was no dilutive impact on earnings per share related to the forward contract.

Earnings (loss) per share amounts are computed independently, as a result, the sum of per-share amounts from continuing operations and discontinued operations may not equal the total per share amounts for net earnings (loss).